CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Thousands	Share Capital	Share premium and other capital reserves	Accumulated deficit	Total attributable to equity holders of the Company	Non-controlling Interests	Total
Balance at Dec. 31, 2018	$ 142	$ 187,701	$ (137,790)	$ 50,053	$ 253	$ 50,306
Loss			(7,803)	(7,803)	(92)	(7,895)
Share-based compensation		338		338	109	447
Balance at Jun. 30, 2019	142	188,039	(145,593)	42,588	270	42,858
Balance at Dec. 31, 2019	142	205,904	(155,902)	50,144	10,073	60,217
Loss			(10,468)	(10,468)	(1,564)	(12,032)
Benefit to non-controlling interests regarding share-based compensation		(6)		(6)	6
Share-based compensation		92		92	2,697	2,789
Balance at Jun. 30, 2020	$ 142	$ 205,990	$ (166,370)	$ 39,762	$ 11,212	$ 50,974